Document and Entity Information	Jul. 15, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 15, 2021
Entity Registrant Name	DECARBONIZATION PLUS ACQUISITION CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39632
Entity Tax Identification Number	82-2726724
Entity Address, Address Line One	2744 Sand Hill Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	212
Local Phone Number	993-0076
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001716583
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DCRB
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	DCRBW
Security Exchange Name	NASDAQ
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	DCRBU
Security Exchange Name	NASDAQ